UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Shenkman Short Duration High Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 13.75%
AEROSPACE & DEFENSE - 0.23%
Sequa Corp., 5.25%, 06/19/2017 (a)	$98,500	$97,772

APPAREL & TEXTILES - 0.43%
Hudson's Bay Co., 4.75%, 11/04/2020 (a)	185,000	187,544

AUTOMOTIVE - 0.46%
American Tire Distributors, Inc.
5.75%, 06/01/2018 (a)	121,125	122,109
5.75%, 06/01/2018 (a)	28,571	28,804
The Goodyear Tire & Rubber Co., 4.75%, 04/30/2019 (a)	50,000	50,367
		201,280

BEVERAGE & FOOD - 0.46%
Del Monte Foods, Inc., 4.25%, 1/26/2021 (a)	199,500	198,794

CHEMICALS - 0.69%
Polymer Group, Inc., 5.25%, 12/31/2019 (a)	149,250	150,929
Ravago Holdings America, Inc., 5.50%, 12/19/2020 (a)	149,625	151,121
		302,050

FINANCE: SERVICES - 1.50%
RCS Capital Corp., 6.50%, 04/29/2019 (a)	300,000	306,876
Virtu Financial, 5.75%, 11/8/2019 (a)	199,000	198,005
Walter Investment Management Corp., 4.75%, 12/11/2020 (a)	149,250	147,804
		652,685

GAMING - 0.50%
Station Casinos LLC, 4.25%, 03/02/2020 (a)
	215,351	216,248
GENERAL INDUSTRIAL MANUFACTURING - 1.14%
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	198,500	198,633
WTG Holdings III Corp., 4.75%, 12/11/2020 (a)	298,500	299,494
		498,127

HEALTHCARE - 0.34%
United Surgical Partners International, Inc., 4.75%, 04/03/2019 (a)	147,754	149,047

MEDIA - CABLE - 0.57%
WideOpenWest Finance LLC, 4.75%, 04/01/2019 (a)	247,494	248,576

MEDIA DIVERSIFIED & SERVICES - 0.70%
IMG Worldwide, Inc., 5.25%, 05/06/2021 (a)	300,000	302,625

	Principal	Fair
	Amount	Value
METALS & MINING EXCLUDING STEEL - 0.46%
Murray Energy Corp., 5.25%, 12/5/2019 (a)	$199,500	$202,225

NON-FOOD & DRUG RETAILERS - 0.57%
Neiman Marcus LLC, 4.25%, 10/25/2020 (a)	248,752	248,560

PACKAGING - 2.30%
BWAY Holding Co., 4.50%, 08/07/2017 (a)	147,750	148,489
Exopack Holding Corp., 5.25%, 5/8/2019 (a)	99,500	101,210
Husky Injection Molding Systems Ltd., 4.25%, 06/10/2021 (a)	400,000	402,500
Mauser Group, 4.50%, 06/25/2021 (a)	350,000	348,250
		1,000,449

PRINTING & PUBLISHING - 0.66%
Cengage Learning Acquisitions, Inc., 7.00%, 03/31/2020 (a)	199,500	202,026
Mcgraw-Hill Global Education Holdings LLC, 5.75%, 03/22/2019 (a)	84,504	86,066
		288,092

SUPPORT - SERVICES - 0.68%
Interactive Data Corp., 4.75%, 05/03/2021 (a)	150,000	151,501
Moneygram International LLC, 4.25%, 03/27/2020 (a)	148,125	146,320
		297,821

TECHNOLOGY - 1.38%
BMC Software Finance, Inc., 5.00%, 09/10/2020 (a)	248,750	248,776
Dell, Inc., 4.50%, 04/29/2020 (a)	199,000	200,301
Integra Telecom Holdings, Inc., 5.25%, 02/22/2019 (a)	148,496	149,684
		598,761

TELECOMMUNICATIONS: WIRELINE/WIRELESS - 0.34%
Lightower Fiber Networks, 4.00%, 04/13/2020 (a)	148,500	148,434

UTILITIES: GAS - 0.34%
Azure Midstream Co., 6.50%, 11/12/2018 (a)	146,250	147,804
TOTAL BANK LOANS (Cost $5,923,823)		5,986,894

CORPORATE BONDS - 78.21%
AEROSPACE & DEFENSE - 2.20%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	400,000	453,000
4.75%, 04/15/2019 (b)(c)	150,000	152,813
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/2019 (c)	150,000	156,375
Sequa Corp., 7.00%, 12/15/2017 (c)	200,000	197,000
		959,188

	Principal	Fair
	Amount	Value
AUTOMOTIVE - 2.14%
Allison Transmission, Inc., 7.125%, 05/15/2019 (c)	$150,000	$161,250
Chrysler Group LLC/CG Co-Issuer, Inc.. 8.00%, 06/15/2019	300,000	327,375
The Goodyear Tire & Rubber Co., 8.25%, 08/15/2020	400,000	441,000
		929,625

BEVERAGE & FOOD - 0.89%
Constellation Brands, Inc., 7.25%, 05/15/2017	50,000	57,406
Dean Foods Co.
7.00%, 06/01/2016	200,000	219,500
6.90%, 10/15/2017	100,000	110,250
		387,156
BUILDING & CONSTRUCTION - 0.37%
Lennar Corp., 4.75%, 12/15/2017	150,000	159,375

BUILDING MATERIALS - 2.87%
Hd Supply, Inc., 8.125%, 04/15/2019	400,000	441,500
Nortek, Inc., 10.00%, 12/01/2018	350,000	378,875
RSI Home Products, Inc., 6.875%, 03/01/2018 (c)	300,000	321,000
USG Corp., 6.30%, 11/15/2016	100,000	108,500
		1,249,875

CHEMICALS - 1.93%
Huntsman International LLC, 8.625%, 03/15/2020	350,000	380,187
Ineos Finance PLC, 8.375%, 02/15/2019 (b)(c)	200,000	219,250
Polymer Group, Inc., 7.75%, 02/01/2019	225,000	240,188
		839,625

CONSUMER PRODUCTS - 1.65%
Alphabet Holding Co, Inc., 7.75%, 11/01/2017	225,000	232,594
Central Garden & Pet Co., 8.25%, 03/01/2018	50,000	52,125
NBTY, Inc., 9.00%, 10/01/2018	250,000	265,625
Prestige Brands, Inc., 8.125%, 02/01/2020	150,000	168,000
		718,344

FINANCE: BANKING - 0.12%
Ally Financial, Inc., 5.50%, 02/15/2017	50,000	54,281

FINANCE: SERVICES - 2.56%
CIT Group, Inc., 5.00%, 05/15/2017	375,000	400,547
International Lease Finance Corp., 5.75%, 05/15/2016	50,000	53,656
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/2018	100,000	103,500
9.625%, 05/01/2019	50,000	56,000
Nuveen Investments, Inc., 5.50%, 09/15/2015	275,000	283,938
Springleaf Finance Corp.
5.40%, 12/01/2015	100,000	105,300
6.90%, 12/15/2017	100,000	111,250
		1,114,191

	Principal	Fair
	Amount	Value
FOOD & DRUG RETAILERS - 0.50%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 02/15/2019 (c)	$200,000	$216,000

FORESTRY & PAPER - 0.24%
Clearwater Paper Corp., 7.125%, 11/01/2018	100,000	105,500

GAMING - 2.12%
GLP Capital LP/GLP Financing II Inc., 4.375%, 11/01/2018 (c)	225,000	232,875
Isle Of Capri Casinos, Inc., 7.75%, 03/15/2019	200,000	214,500
Peninsula Gaming, LLC, 8.375%, 02/15/2018 (c)	150,000	161,250
Scientific Games Corp., 8.125%, 09/15/2018	300,000	315,750
		924,375

GENERAL INDUSTRIAL MANUFACTURING - 1.44%
CNH Capital LLC, 6.25%, 11/01/2016	450,000	490,500
SPX Corp., 6.875%, 09/01/2017	50,000	56,500
Tomkins LLC, 9.00%, 10/01/2018 (a)	74,000	78,888
		625,888

HEALTHCARE - 8.25%
Air Medical Group Holdings, Inc., 9.25%, 11/01/2018	300,000	321,000
Alere, Inc., 7.25%, 07/01/2018	250,000	273,750
Capsugel SA, 7.00%, 05/15/2019 (b)(c)	150,000	154,781
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	150,000	157,687
8.00%, 11/15/2019	150,000	164,625
Endo Finance LLC/Endo Finco, Inc., 7.00%, 07/15/2019 (c)	300,000	321,750
Fresenius US Finance II, Inc., 9.00%, 07/15/2015 (c)	150,000	162,375
HCA Holdings, Inc., 6.50%, 02/15/2016	325,000	350,594
Mallinckrodt International Finance SA, 3.50%, 04/15/2018 (b)	175,000	175,000
Service Corporation International, 7.00%, 06/15/2017	250,000	280,625
Tenet Healthcare Corp., 5.00%, 03/01/2019 (c)	250,000	254,063
United Surgical Partners International, Inc., 9.00%, 04/01/2020	200,000	221,750
Universal Health Services, Inc.,
7.125%, 06/30/2016	100,000	111,875
7.00%, 10/01/2018	100,000	105,250
Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/2017 (c)	150,000	156,750
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	350,000	378,000
		3,589,875

HOTELS - 0.75%
FelCor Lodging Trust, 10.00%, 10/01/2014	318,000	324,773

	Principal	Fair
	Amount	Value
LEISURE & ENTERTAINMENT - 1.24%
Royal Caribbean Cruises Ltd., 7.25%, 06/15/2016 (b)	$200,000	$221,500
Speedway Motorsports, Inc., 6.75%, 02/01/2019	300,000	319,500
		541,000
MEDIA - BROADCAST - 3.38%
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/2020	175,000	189,656
Cumulus Media Holdings, Inc., 7.75%, 05/01/2019	200,000	211,500
Gannett Co., Inc., 7.125%, 09/01/2018	300,000	314,625
LIN Television Corp., 8.375%, 04/15/2018	200,000	210,000
Sinclair Television Group, Inc., 8.375%, 10/15/2018	200,000	212,250
Townsquare Radio LLC/Inc., 9.00%, 04/01/2019 (c)	300,000	333,750
		1,471,781

MEDIA - CABLE - 3.59%
Cablevision Systems Corp., 8.625%, 09/15/2017	300,000	349,875
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/2017	244,000	258,030
7.00%, 01/15/2019	250,000	264,375
DISH DBS Corp., 7.125%, 02/01/2016	300,000	325,125
GCI, Inc., 8.625%, 11/15/2019	225,000	238,500
Videotron, 6.375%, 12/15/2015 (b)	125,000	125,313
		1,561,218

MEDIA DIVERSIFIED & SERVICES - 0.62%
IAC/InterActiveCorp, 4.875%, 11/30/2018	200,000	209,500
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/2018	55,000	58,300
		267,800

METALS & MINING EXCLUDING STEEL - 4.26%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/2019	175,000	188,125
CONSOL Energy, Inc., 8.25%, 04/01/2020	275,000	299,062
FMG Resources, 6.00%, 04/01/2017 (b)(c)	300,000	310,687
Novelis, Inc.
8.375%, 12/15/2017 (b)	200,000	213,450
8.75%, 12/15/2020 (b)	200,000	223,000
Peabody Energy Corp., 7.375%, 11/01/2016	125,000	137,969
Westmoreland Coal Co./Westmoreland Partners, 10.75%, 02/01/2018 (c)	450,000	484,313
		1,856,606

NON-FOOD & DRUG RETAILERS - 3.01%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/2019	425,000	464,844
Jo-Ann Stores, Inc., 8.125%, 03/15/2019 (c)	150,000	154,500
Michaels Stores, Inc., 7.75%, 11/01/2018	500,000	530,000
Petco Animal Supplies, Inc., 9.25%, 12/01/2018 (c)	150,000	161,437
		1,310,781

	Principal	Fair
	Amount	Value
OIL & GAS - 4.83%
CGG Veritas, 7.75%, 05/15/2017 (b)	$50,000	$50,875
Chesapeake Energy Corp.
6.50%, 08/15/2017	100,000	112,500
3.475%, 04/15/2019 (a)	200,000	202,375
Exterran Holdings, Inc., 7.25%, 12/01/2018	300,000	318,000
North Atlantic Drilling Ltd., 6.25%, 02/01/2019 (b)(c)	200,000	198,000
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	159,750
Seadrill Ltd., 5.625%, 09/15/2017 (b)(c)	250,000	264,375
SM Energy Co., 6.625%, 02/15/2019	300,000	319,500
Trinidad Drilling Ltd., 7.875%, 01/15/2019 (b)(c)	300,000	318,750
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	160,500
		2,104,625

PACKAGING - 3.57%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.375%, 10/15/2017 (b)(c)	200,000	211,185
3.21%, 12/15/2019 (a)(b)(c)	400,000	401,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/2016 (b)(c)	150,000	154,125
6.00%, 06/15/2017 (b)(c)	50,000	51,375
BWAY Holding Co., 10.00%, 06/15/2018	125,000	131,875
Exopack Holding Corp., 10.00%, 06/01/2018 (c)	204,000	219,810
Greif, Inc., 6.75%, 02/01/2017	250,000	278,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.50%, 05/15/2018	100,000	104,750
		1,552,870
STEEL PRODUCERS & PRODUCTS - 0.80%
ArcelorMittal, 9.50%, 02/15/2015 (b)	200,000	210,250
United States Steel Corp., 6.05%, 06/01/2017	125,000	135,937
		346,187

SUPPORT - SERVICES - 2.91%
Alliance Data Systems Corp., 5.25, 12/1/2017 (c)	343,000	360,150
Hertz Corp., 6.75%, 04/15/2019	400,000	426,000
Interactive Data Corp., 5.875%, 04/15/2019 (c)	150,000	153,000
Safway Group Holdings, 7.00%, 05/15/2018 (c)	150,000	159,750
TransUnion Holding Company, Inc., 9.625%, 06/15/2018	100,000	105,550
West Corp., 7.875%, 01/15/2019	60,000	63,862
		1,268,312

SUPPORT-SERVICES - 0.47%
Carlson Travel Holdings, Inc., 7.50%, 08/15/2019	200,000	204,500

	Principal	Fair
	Amount	Value
TECHNOLOGY - 3.57%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/2019	$550,000	$598,125
iGATE Corp., 4.75%, 04/15/2019 (c)	100,000	102,250
Infor (US), Inc.
11.50%, 07/15/2018	75,000	85,594
9.375%, 04/01/2019	325,000	363,187
SunGard Data Systems, Inc.
7.375%, 11/15/2018	99,000	104,693
7.625%, 11/15/2020	175,000	191,625
Syniverse Holdings, Inc., 9.125%, 01/15/2019	100,000	107,375
		1,552,849

TELECOMMUNICATIONS: SATELLITES - 2.30%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (b)	450,000	480,375
8.50%, 11/01/2019 (b)	200,000	213,250
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017 (b)(c)	300,000	309,750
		1,003,375

TELECOMMUNICATIONS: WIRELINE/WIRELESS - 8.20%
CenturyLink, Inc., 6.00%, 04/01/2017	100,000	110,875
Cincinnati Bell, Inc., 8.75%, 03/15/2018	250,000	262,500
Frontier Communications Corp., 8.25%, 04/15/2017	225,000	262,406
Level 3 Financing, Inc.
3.823%, 01/15/2018 (a)(c)	150,000	153,187
9.375%, 04/01/2019	200,000	220,500
8.125%, 07/01/2019	100,000	109,625
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	75,000	78,848
Numericable Group SA, 4.875%, 05/15/2019 (b)(c)	200,000	205,500
Paetec Holding Corp., 9.875%, 12/01/2018	300,000	324,300
SBA Communications Corp., 5.625%, 10/01/2019	300,000	319,125
Sprint Communications, Inc.
6.00%, 12/01/2016	100,000	109,125
9.125%, 03/01/2017	100,000	117,375
8.375%, 08/15/2017	200,000	234,250
6.90%, 05/01/2019	200,000	221,500
T-Mobile USA, Inc., 6.46%, 04/28/2019	325,000	342,875
Windstream Corp., 7.875%, 11/01/2017	100,000	115,625
Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/2020	350,000	382,813
		3,570,429

UTILITIES: ELECTRIC - 1.99%
AES Corp.
8.00%, 10/15/2017	200,000	233,500
3.23%, 06/01/2019 (a)	150,000	151,500
Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (c)	125,000	136,875
NRG Energy, Inc., 7.625%, 01/15/2018	300,000	345,750
		867,625

	Principal	Fair
	Amount	Value
UTILITIES: GAS - 5.44%
Crestwood Midstream Partners, 7.75%, 04/01/2019	$325,000	$350,187
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/2019	375,000	406,875
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/2018	300,000	319,500
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/2019 (c)	300,000	302,250
NuStar Logistics LP, 7.65%, 04/15/2018	350,000	403,806
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/01/2018	100,000	105,875
Suburban Propane Partners LP/Suburban Energy Finance Corp, 7.375%, 03/15/2020	300,000	321,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.875%, 10/15/2018	150,000	158,625
		2,368,118
TOTAL CORPORATE BONDS (Cost $33,683,945)		34,046,147

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS - 12.39%
MONEY MARKET FUNDS - 12.39%
Fidelity Government Portfolio - Institutional Class, 0.01% (d)	5,391,931	5,391,931
TOTAL SHORT-TERM INVESTMENTS (Cost $5,391,931)		5,391,931
Total Investments (Cost $44,999,699) - 104.35%		45,424,972
Liabilities in Excess of Other Assets - (4.35%)		(1,891,928)
TOTAL NET ASSETS - 100.00%		$43,533,044

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2014.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144A security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2014, the value of these investments as $8,844,551 or 20.32% of net assets.

(d)	Rate shown is the 7-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$45,031,856
Gross unrealized appreciation	442,920
Gross unrealized depreciation	(49,804)
Net unrealized appreciation	$393,116

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at June 30, 2014 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$-	$5,986,894	$-	$5,986,894
Corporate Bonds	-	34,046,147		34,046,147
Short-Term Investments	5,391,931	-	-	5,391,931
Total Investments	$5,391,931	$40,033,041	$-	$45,424,972

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at the end of the reporting period.  The Fund recognized no transfers between levels at June 30, 2014.  There were no level 3 securities held in the Fund during the period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  08/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  08/27/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  08/27/2014

* Print the name and title of each signing officer under his or her signature.